Leases (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 03, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Weighted average remaining lease term			1 year 8 months 12 days	2 years 6 months
Weighted average discount rate			8.69%	3.25%
Impairment loss		$ 550
Total purchase price	$ 1,700
Percentage of sales commission		5.00%
Impairment loss on right-of-use assets		$ 540